UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH  31, 2013
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Check here if Amendment [ ]; Amendment Number:______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joshua Nash II LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         May 15, 2013
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     1
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Form 13F Information Table Value Total:     28,096
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                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                         FOR QUARTER ENDED MARCH  31, 2013

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
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AV HOMES INC       COM   00234P102  28,096,467  2,107,762 SHARES       X                                       X
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